BUSINESS COMBINATIONS (Details) $ in Thousands, $ in Millions																12 Months Ended
	Dec. 06, 2022 USD ($)	Jun. 27, 2022 USD ($)	May 09, 2022 USD ($)	Dec. 27, 2021 USD ($)	Dec. 20, 2021 USD ($)	Nov. 22, 2021 USD ($) facility	Nov. 01, 2021 USD ($)	Nov. 01, 2021 AUD ($)	Sep. 27, 2021 USD ($) ft²	Apr. 29, 2021 USD ($)	Apr. 19, 2021 USD ($)	Apr. 12, 2021 USD ($) employee state	Mar. 01, 2021 USD ($)	Mar. 01, 2021 AUD ($)	Dec. 28, 2020 USD ($) item	Dec. 31, 2022 USD ($)
Business Acquisition
Aggregate acquisitions' net sales																$ 1,500,000
Aggregate acquisitions' operating profit																67,000
Dempsey Wood Products, LLC
Business Acquisition
Ownership interest		50.00%
Sellers | Dempsey Wood Products, LLC
Business Acquisition
Ownership interest		50.00%
Dempsey Wood Products, LLC
Business Acquisition
Sellers put right		$ 50,000
Call right		70,000
Carrying value																$ 67,400
Dempsey Wood Products, LLC | Packaging
Business Acquisition
Purchase consideration, equity method investment		69,791
Intangible Assets		34,552
Net Tangible Assets		35,239
Acquired equity method investment, prior year sales		$ 69,000
Titan Corrugated, Inc. (Titan) and All Boxed Up, LLC | Packaging
Business Acquisition
Cash paid for business acquisition	$ 71,009
Percentage of assets purchased (as a percent)	100.00%
Intangible Assets	$ 48,812
Net Tangible Assets	22,197
Acquired entity, trailing 12-months sales	$ 46,500
Cedar Poly, LLC | Retail
Business Acquisition
Cash paid for business acquisition			$ 15,398
Percentage of assets purchased (as a percent)			100.00%
Intangible Assets			$ 4,821
Net Tangible Assets			10,577
Acquired entity, prior year sales			$ 17,300
Ultra | Retail
Business Acquisition
Cash paid for business acquisition, net of cash acquired				$ 24,057
Percentage of stock purchase (as a percent)				100.00%
Estimated contingent consideration				$ 2,000
Intangible Assets				20,390
Net Tangible Assets				5,667
Acquired entity, prior year sales				$ 45,000
Advantage | Packaging
Business Acquisition
Cash paid for business acquisition					$ 23,154
Percentage of stock purchase (as a percent)					100.00%
Intangible Assets					$ 13,817
Net Tangible Assets					9,337
Acquired entity, trailing 12-months sales					$ 19,800
Ficus | All Other
Business Acquisition
Cash paid for business acquisition, net of cash acquired						$ 10,831
Percentage of stock purchase (as a percent)						70.00%
Number of plant locations | facility						10
Intangible Assets						$ 12,686
Net Tangible Assets						(1,855)
Acquired entity, trailing 12-months sales						$ 39,000
Boxpack Packaging | All Other
Business Acquisition
Cash paid for business acquisition							$ 5,984
Percentage of assets purchased (as a percent)							100.00%
Intangible Assets							$ 6,963
Acquired entity, trailing 12-months sales							$ 6,200	$ 8.2
Shelter Products | Construction
Business Acquisition
Purchase consideration									$ 6,443
Percentage of assets purchased (as a percent)									100.00%
Intangible Assets									$ 4,039
Acquired entity, prior year sales									$ 11,400
Square feet of warehouse | ft²									87,800
Endurable Building Products | Construction
Business Acquisition
Cash paid for business acquisition										$ 10,129
Percentage of assets purchased (as a percent)										100.00%
Intangible Assets										$ 7,099
Acquired entity, prior year sales										$ 15,000
Walnut Hollow Farm, Inc. | Retail
Business Acquisition
Cash paid for business acquisition											$ 8,549
Percentage of assets purchased (as a percent)											100.00%
Intangible Assets											$ 1,526
Acquired entity, prior year sales											$ 11,600
Spartanburg Forest Products, Inc. | Retail
Business Acquisition
Purchase consideration												$ 153,462
Percentage of assets purchased (as a percent)												100.00%
Net Tangible Assets												$ 153,462
Acquired entity, prior year sales												$ 543,000
Number of Employees | employee												150
Number of states in which the entity operates | state												5
J. C. Gilmore Pty Ltd | All Other
Business Acquisition
Purchase consideration													$ 5,511
Percentage of assets purchased (as a percent)													100.00%
Net Tangible Assets													$ 42
Acquired entity, prior year sales													$ 10,000	$ 15.0
PalletOne | Retail/Packaging
Business Acquisition
Purchase consideration															$ 259,011
Percentage of stock purchase (as a percent)															100.00%
Net Tangible Assets															$ 179,094
Acquired entity, trailing 12-months sales															$ 698,000
Number of pallet manufacturing facilities | item															17
Number of pressure-treating facilities | item															5